Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.32

Valuation Report
Run Date - 8/15/2023
ORIGINATION DATA																																																			POST-ORIGINATION VALUES
LOAN INFORMATION										APPRAISAL VALUES								AVM VALUES						DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					RECONCILIATION VALUES						UPDATED VALUES						APPRAISAL VALUES						AVM VALUES						DESK REVIEW VALUES					BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					RECONCILIATION VALUES
Recovco Loan ID	Loan #1	Loan #2	Pool	Collateral Underwriter Risk Score	Freddie Mac LCA Score	Note Date	Original Loan Amount	Sales Price	Final Value Used by Lender	Appraised Value	Appraisal Form Type	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Form Type	Appraised Value	Variance Amount	Variance Percent	Form Type	Company	Appraisal Date	Appraised Value	Appraisal Form Type	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Form Type
xxx	2023060082	xxx		1		xxx	xxx	xxx	xxx	xxx	1004 Residential Appraisal	xxx